UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2014
March 31, 2014
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Investments in ETFs, Foreign Securities Risk, Inverse Correlation Risk, Short Sales Risk, Derivative Risk, Leverage Risk, Market Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Management Style Risk, Manager Risk, Non-diversified Fund Risk, Sector Focus Risk, Portfolio Turnover Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting navfx.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2014.

For More Information on Your Sector Rotation Fund:

See Our Web site @ navfx.com
or
Call Our Shareholder Services Group at 800-773-3863.

Let’s Talk Employment

The January employment report scared a lot of people, as nonfarm payrolls rose just 113,000 (later revised to 144,000), but the news was better in February. Indeed, the February employment report was widely reported as good news, with nonfarm payrolls rising a solid 175,000 (later revised to197,000) In March 192,000 jobs were created. But was the news really good?

In our opinion, a careful reading of the February employment report suggests that employment actually fell, and has done so in four of the past six months. How so? Because we should be looking not just at the number of people who are employed, but at the total number of hours worked.

Think about it. If I currently employ 10 people at 40-hour-per-week jobs, and replace them with 12 people at 20-hour-per-week jobs, I’m employing more people, but for fewer total hours (4,000 vs. 2,400).  That’s not a good thing, in my business or at the national level. And at the national level, according to the Bureau of Labor Statistics, the average workweek fell from 34.3 hours in January to 34.2 hours in February—one-tenths of an hour.

With a little math, we can also translate the loss in hours into a “job-equivalence” number, or the number of jobs that were actually lost as a result in declining average workweek. And when we do that, we see that unemployment actually fell by the equivalent of 340,000 private nonfarm jobs between January and February, according to Edward Lazear, a professor at Stanford University's Graduate School of Business who was also w chairman of the president's council of economic advisers from 2006 to 2009. That is around 80% greater than the average monthly job gain during the past year.

The opposite is also true: When the average workweek rises, employment numbers end up understating labor growth. And that has occurred, notably in the earlier part of the current economic recovery, October 2009 and February 2012. But we haven’t seen it happen since then.

The next question is, why did the average workweek decline? Some economists point to the harsh winter, but I don’t buy that, given that parts of the United States experienced milder-than-normal weather; the shortening of the workweek began before the winter set in, with declines seen in the September-to-October period; and employment numbers are already seasonally adjusted, anyway.

Another possibility: the Affordable Care Act, which encourages businesses with fewer than 50 full-time employees (full-time defined as 30 hours per week) to keep working hours low to avoid having to provide health insurance. Research by Luis Garicano, Claire LeLargeand John Van Reenen at National Bureau of Economic Research in February 2013 supports this, showing that certain requirements of the Affordable Care Act that can be evaded by keeping company’s small or hours low can significantly impact employment data.

So, we now have a more accurate, and more dismal, picture of the employment situation, and employment affects a lot of other things happening in the economy. Retail sales are one example, as people tend to cut back their spending when they are working less. The data also supports that, with the March 13 reporting of nominal retail sales—which are retail sales before the effects of inflation are considered—showed continued sharp deterioration. Although headline February retail sales increased by 0.27% for the month, which many news outlets reported as good, that was after a 0.41% downside revision to January retail sales and a 0.19% downside revision to December retail sales. February sales were actually down by 0.15% since January before the prior-period revisions.Two out of three months of first-quarter reporting are now available and suggest that retail sales are on track to contract at an annualized quarterly pace of 2.5%. In order for the data to reflect an unchanged first-quarter 2014 vs. fourth-quarter 2013, March retail sales would have to rise 1.7% month-to-month to a new all-time high, which I think is unlikely.

In our opinion, these numbers suggest that a first-quarter contraction in gross domestic product (GDP) is likely. Real GDP increased at an annual rate of 2.4% in the fourth quarter of 2013, according to the second estimate released by the Bureau of Economic Analysis on February 28. That was down from initial estimates of 3.2%, and much lower than in the third quarter, when real GDP increased 4.1%. In other words, the economy finished 2013 on a weaker footing than first thought—and in my opinion, this will continue. It is very likely that it will soon become clear that we are at the onset of a new recession—or, more accurately, a double-dip recession, meaning that the economic downturn that officially began in December 2007 never really ended.

In this environment, we’re worried about the stock market. Despite that the Dow has been hitting pre-financial-crisis highs, leading some market analysis to say we’re in the midst of a new bull market.”  In my opinion, however, the possibility of a stock-market collapse is high.

It’s as if the stock market is ignoring the economic data: Despite the underwhelming fourth-quarter GPD report, the stock market has continued to push higher—too high, if you ask me.

First, stocks are overvalued relative to historical data.  As of March 14, the S&P 500 Index’s 10-year average next-12-month price-to-earnings (P/E) ratio was 15.6; today, as of April 7, 2014, it is 16.7.

Second, stocks are overvalued relative to annual consensus earnings-per-share (EPS) estimates. Those estimates for S&P 500 Index stocks are falling. Estimates were near $125 in January 2012; as of March 14 they were $118. Despite the warning, the S&P 500 Index has continued to climb. Also, as of March 14, according to FactSet, 89 S&P 500 Index companies had issued negative first-quarter EPS guidance while only 17 had issued positive EPS guidance.

Third, the CBOE Volatility Index, or VIX, which measures market volatility, is near a historic low. That tells me that investors have become complacent as the markets have rebounded. They’ve have priced risk virtually out of the market. What happens in the event of a nerve-wracking event? It may only take one to send investors fleeing the markets.

Navigate carefully.

Mark Anthony Grimaldi
Fund Manager

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2014
	Shares	Value (note 1)

EXCHANGE-TRADED FUNDS - 96.43%

Biotechnology - 1.87%
* Powershares Dynamic Biotechnology & Genome Portfolio	10,000	$416,300
		416,300
Commodities - 1.67%
* SPDR Gold Shares	3,000	370,830
		370,830
Consumer Services - 15.43%
Vanguard Consumer Staples ETF	31,000	3,434,490
		3,434,490
Fixed Income - 14.79%
iShares iBoxx $ High Yield Corporate Bond ETF	13,000	1,227,070
SPDR Barclays High Yield Bond ETF	50,000	2,066,000
		3,293,070
Health Care - 21.97%
Health Care Select Sector SPDR Fund	65,000	3,801,850
PowerShares DWA Healthcare Momentum Portfolio	5,000	239,600
Powershares Dynamic Pharmaceuticals Portfolio	15,000	849,750
		4,891,200
Information Technology - 2.28%
* Powershares Dynamic Software Portfolio	5,000	179,100
* PowerShares NASDAQ Internet Portfolio	5,000	329,650
		508,750
International - 7.68%
iShares MSCI Hong Kong ETF	30,000	593,400
iShares MSCI Japan ETF	30,000	339,900
iShares MSCI Netherlands ETF	10,000	261,200
iShares MSCI Switzerland Capped ETF	15,000	515,100
		1,709,600
Large Cap - 29.28%
PowerShares Fundamental Pure Large Core Portfolio	20,000	734,200
SPDR S&P 500 ETF Trust	28,000	5,236,280
Vanguard Value ETF	7,000	546,770
		6,517,250
Manufacturing - 1.46%
PowerShares Aerospace & Defense Portfolio	10,000	324,200
		324,200

Total Exchange-Traded Funds (Cost $19,076,247)		21,465,690

		(Continued)

Sector Rotation Fund

Schedule of Investments (Continued)
(Unaudited)

As of March 31, 2014
		Shares	Value (note 1)

SHORT-TERM INVESTMENT - 3.97%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.01%	884,621	$884,621

Total Short-Term Investment (Cost $884,621)			884,621

TOTAL VALUE OF INVESTMENTS (Cost $19,960,868) - 100.40%			$22,350,311

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40)%			(88,187)

NET ASSETS - 100.00%			$22,262,124

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Funds:
Biotechnology	1.87%	416,300
Commodities	1.67%	370,830
Consumer Services	15.43%	3,434,490
Fixed Income	14.79%	3,293,070
Health Care	21.97%	4,891,200
Information Technology	2.28%	508,750
International	7.68%	1,709,600
Large Cap	29.28%	6,517,250
Manufacturing	1.46%	324,200
Short-Term Investment	3.97%	884,621
Liabilities in excess of other assets	(0.40)%	(88,187)
Total	100.00%	$22,262,124

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2014

Assets:
Investments, at value (cost $19,960,868)	$22,350,311
Receivables:
Fund shares sold	32,106
Dividends and interest	23,096

Total assets	22,405,513

Liabilities:
Payables:
Fund shares repurchased	109,154
Accrued expenses
Advisory fees	18,905
Administration fees	15,330

Total liabilities	143,389

Net Assets	$22,262,124

Net Assets Consist of:
Paid in Capital	$16,567,779
Undistributed net investment loss	(418,546)
Accumulated net realized gain on investments	3,723,448
Net unrealized appreciation on investments	2,389,443

Total Net Assets	$22,262,124
Shares Outstanding, no par value (unlimited authorized shares)	1,752,092
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.71

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2014

Investment Income:
Dividends	$302,157

Total Investment Income	302,157

Expenses:
Advisory fees (note 2)	108,812
Administration fees (note 2)	86,955

Total Expenses	195,767

Net Investment Income	106,390

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	2,933,636
Net change in unrealized depreciation on investments	(694,041)

Net Realized and Unrealized Gain (Loss) on Investments	2,239,595

Net Increase in Net Assets Resulting from Operations	$2,345,985

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the period or fiscal year ended	2014	2013

Operations:
Net investment income	$106,390	$197,576
Net realized gain from investment transactions	2,933,636	1,240,152
Net change in unrealized depreciation on investments	(694,041)	357,273

Net Increase in Net Assets Resulting from Operations	2,345,985	1,795,001

Distributions to Shareholders:
Net investment income	(63,163)	(147,685)
Net realized gain from investment transactions	(315,319)	(1,199,001)

Decrease in Net Assets Resulting from Distributions	(378,482)	(1,346,686)

Capital Share Transactions:
Shares sold	4,489,074	4,279,530
Reinvested dividends and distributions	367,014	1,306,606
Shares repurchased	(5,479,584)	(8,502,820)

Decrease from Capital Share Transactions	(623,497)	(2,916,684)

Net Increase (Decrease) in Net Assets	1,344,006	(2,468,369)

Net Assets:
Beginning of period	20,918,118	23,386,487
End of period	$22,262,124	$20,918,118

Undistributed Net Investment Loss	$(418,546)	$-

Share Information:
Shares Sold	357,319	375,415
Reinvested Distributions	30,547	120,302
Shares repurchased	(437,877)	(748,804)
Net Decrease in Capital Shares	(50,011)	(253,087)

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal years or periods ended	2014		2013	2012	2011	2010(a)

Net Asset Value, Beginning of Period	$11.61		$11.38	$10.38	$10.02	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.06		0.10	0.01	0.06	(0.01)
Net realized and unrealized gain on investments	0.77		0.83	1.55	0.30	0.03

Total from Investment Operations	0.83		0.93	1.56	0.36	0.02

Less Distributions to Shareholders:
Net investment income	(0.04)		(0.07)	(0.32)	-	-
Net realized gain from investment transactions	(0.18)		(0.63)	(0.24)	-	-

Total Distributions	(0.22)		(0.70)	(0.56)	-	-

Net Asset Value, End of Period	$12.71		$11.61	$11.38	$10.38	$10.02

Total Return (d)	11.43%	(c)	8.67%	15.48%	3.59%	0.20%	(c)

Net Assets, End of Period (in thousands)	$22,262		$20,918	$23,386	$22,190	$18,203

Ratios of:
Gross Expenses to Average Net Assets (e)	1.80%	(b)	1.65%	2.00%	2.03%	2.58%	(b)
Net Expenses to Average Net Assets (e)	1.80%	(b)	1.65%	2.00%	1.65%	1.65%	(b)
Net Investment Income (Loss) to Average
Net Assets (f)	0.98%	(b)	0.91%	0.34%	0.52%	(0.11)%	(b)

Portfolio turnover rate	125.78%	(c)	146.64%	175.18%	227.34%	457.43%	(c)

(a)	For the period from December 31, 2009 (Commencement of Operations) to September 30, 2010.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust (“WFT”).  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2014 for the Fund’s assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$21,465,690	$21,465,690	$-	$-
Short-Term Investment	884,621	884,621	-	-
Total Assets	$22,350,311	$22,350,311	$-	$-

(a)	The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2014. The Fund did not hold any Level 3 securities during the year.
*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund by Navigator Money Management, Inc. (the “Advisor”), the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  In accordance with these terms, the Fund incurred $108,813 in advisory fees for the period ended March 31, 2014.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

Administrator
Fund Accounting and Administration Agreement:  The Administrator provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.65% and is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $86,955 in administration fees for the period ended March 31, 2014.

Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund’s net assets are below $29 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower net asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

In January 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust’s Chief Compliance Officer.

(Continued)

Sector Rotation Fund

Notes to Financial Statements

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Purchases and Sales of Investment Securities

For the period ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$26,086,994	$26,893,248

There were no long-term purchases or sales of U.S Government Obligations during the period ended March 31, 2014.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended March 31, 2014, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At March 31, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$19,960,868

Unrealized Appreciation	$2,473,459
Unrealized Depreciation	(84,016)
Net Unrealized Appreciation	2,389,443

Undistributed Ordinary Income	(418,546)
Undistributed Long-Term Gains	3,723,448

Distributable Earnings	$5,694,345

(Continued)

Sector Rotation Fund

Notes to Financial Statements

5.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.	New Accounting Pronouncements

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

7.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sector Rotation Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Sector Rotation Fund	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,114.30	$9.54
	$1,000.00	$1,015.91	$9.10
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Navigator Money Management, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27803	Wappingers Falls, NY 12590

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	navfx.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/Mark Anthony Grimaldi
Date: June 3, 2014	Mark Anthony Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Mark Anthony Grimaldi
Date: June 3, 2014	Mark Anthony Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund